Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	03/10/18 - 04/30/18
Interest Accrual Period	04/11/18 - 05/14/18
30/360 Days	34
Actual/360 Days	34
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	817,141,889.26	36,325
Original Yield Supplement Overcollateralization Amount	64,098,451.91	0
Aggregate Starting Principal Balance	881,240,341.17	36,325
Principal Payments	40,274,231.41	755
Defaulted Receivables	219,371.46	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	60,266,024.34	0
Pool Balance at 04/30/18	780,480,713.96	35,563

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.40%
Prepayment ABS Speed	0.91%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	2,960,709.32	133
Past Due 61-90 days	620,925.69	24
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	3,581,635.01	157

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.07%
Delinquency Trigger Occurred	NO

Recoveries	108,326.87
Aggregate Net Losses/(Gains) - April 2018	111,044.59
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.15%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	20,682,738.92
Actual Overcollateralization	18,653,078.06
Weighted Average APR	3.11%
Weighted Average APR, Yield Adjusted	6.14%
Weighted Average Remaining Term	62.85

Flow of Funds	$ Amount

Collections	44,250,295.64
Investment Earnings on Cash Accounts	32,851.95
Servicing Fee	(1,248,423.82)
Transfer to Collection Account	0.00
Available Funds	43,034,723.77

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,948,949.51
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,410.16
(5) Noteholders' Second Priority Principal Distributable Amount	22,359,286.04
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,653,078.06
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	43,034,723.77

Servicing Fee	1,248,423.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Original Note Balance	802,840,000.00
Principal Paid	41,012,364.10
Note Balance @ 05/15/18	761,827,635.90

Class A-1
Original Note Balance	161,000,000.00
Principal Paid	41,012,364.10
Note Balance @ 05/15/18	119,987,635.90
Note Factor @ 05/15/18	74.5264819%

Class A-2
Original Note Balance	272,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	272,800,000.00
Note Factor @ 05/15/18	100.0000000%

Class A-3
Original Note Balance	272,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	272,800,000.00
Note Factor @ 05/15/18	100.0000000%

Class A-4
Original Note Balance	71,720,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	71,720,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Original Note Balance	24,520,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	24,520,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,022,359.67
Total Principal Paid	41,012,364.10
Total Paid	43,034,723.77

Class A-1
Coupon	2.25000%
Interest Paid	342,125.00
Principal Paid	41,012,364.10
Total Paid to A-1 Holders	41,354,489.10

Class A-2
Coupon	2.57000%
Interest Paid	662,146.22
Principal Paid	0.00
Total Paid to A-2 Holders	662,146.22

Class A-3
Coupon	2.87000%
Interest Paid	739,439.56
Principal Paid	0.00
Total Paid to A-3 Holders	739,439.56

Class A-4
Coupon	3.03000%
Interest Paid	205,238.73
Principal Paid	0.00
Total Paid to A-4 Holders	205,238.73

Class B
Coupon	3.17000%
Interest Paid	73,410.16
Principal Paid	0.00
Total Paid to B Holders	73,410.16

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.5190071
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	51.0841065
Total Distribution Amount	53.6031136

A-1 Interest Distribution Amount	2.1250000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	254.7351807
Total A-1 Distribution Amount	256.8601807

A-2 Interest Distribution Amount	2.4272222
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.4272222

A-3 Interest Distribution Amount	2.7105556
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7105556

A-4 Interest Distribution Amount	2.8616666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8616666

B Interest Distribution Amount	2.9938891
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9938891

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	545.18
Noteholders' Principal Distributable Amount	454.82

Account Balances	$ Amount

Reserve Account
Balance as of 04/11/18	2,042,854.72
Investment Earnings	1,789.32
Investment Earnings Paid	(1,789.32)
Deposit/(Withdrawal)	-
Balance as of 05/15/18	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$778.26	91.1%
Class B Notes	$24.51	2.9%
Certificates	$51.31	6.0%
Total	$854.09	100.0%

The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.